CMO Agreement (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
C M O Agreement [Member] | Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development and manufacturing expenses	$ 544,592
Development And Manufacturing Services Agreement [Member] | Lonza A G [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value issued for services		$ 543,691